Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	20,680,203	680,202	680,202